Deferred income tax (Tables)	12 Months Ended
Dec. 31, 2024
Deferred income tax
Schedule of temporary difference, unused tax losses and unused tax credits
(a)	The Group recognizes the effects of timing differences between the accounting and tax basis. This caption is made up as follows:

			Credit (debit) to				Credit (debit) to
			consolidated				consolidated
		Credit (debit) to	statements of			Credit (debit) to	statements of
	As of	consolidated	other		As of	consolidated	other	As of
	January 1,	statement of profit	comprehensive		December 31,	statement of profit	comprehensive	December 31,
	2023	or loss	income	Others	2023	or loss	income	2024
	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)

Deferred asset for income tax
Tax - loss carryforwards	189,959	11	—	—	189,970	(40,268)	—	149,702
Difference in depreciation and amortization rates	42,792	1,633	—	—	44,425	6,562	—	50,987
Provision for closure of mining units, net	28,691	3,887	—	—	32,578	(3,573)	—	29,005
Provision for impairment of value of inventory	8,754	1,831	—	—	10,585	(1,270)	—	9,315
Contingent consideration liability	4,999	1,392	—	—	6,391	2,003	—	8,394
Provision for bonuses to employees and officers	2,972	(494)	—	—	2,478	(593)	—	1,885
Impairment loss of long-lived assets provision	1,930	—	—	—	1,930	—	—	1,930
Contractors claims provisions	1,136	(765)	—	—	371	1,020	—	1,391
Other	11,698	(1,065)	—	—	10,633	4,818	211	15,662
	292,931	6,430	—	—	299,361	(31,301)	211	268,271
Deferred assets for mining royalties and special mining tax	51	(42)	—	—	9	(10)	1	—

Total deferred asset	292,982	6,388	—	—	299,370	(31,311)	212	268,271

Deferred liability for income tax
Effect of translation into U.S. dollars	(58,871)	11,222	—	—	(47,649)	(7,833)	—	(55,482)
Differences in amortization rates for development costs	(65,960)	(9,148)	—	—	(75,108)	(11,230)	—	(86,338)
Difference in depreciation and amortization rates	(59,622)	14,355	—	—	(45,267)	1,541	—	(43,726)
Fair value of mining concessions	(14,898)	6	—	—	(14,892)	—	—	(14,892)
Withdrawal of the sale of Contacto Corredores de Seguros S.A. investment	—	—	—	(1,220)	(1,220)	1,220	—	—
Other	(17,087)	3,328	—	—	(13,759)	(5,590)	—	(19,349)
	(216,438)	19,763	—	(1,220)	(197,895)	(21,892)	—	(219,787)

Derivative financial instruments	(2,608)	—	2,608	—	—	—	—	—
	(219,046)	19,763	2,608	(1,220)	(197,895)	(21,892)	—	(219,787)
Deferred liability for mining royalties and special mining tax	(187)	161	—	—	(26)	155	—	129

Total deferred liability	(219,233)	19,924	2,608	(1,220)	(197,921)	(21,737)	—	(219,658)

Deferred income tax asset, net	73,749	26,312	2,608	(1,220)	101,449	(53,048)	212	48,613

Schedule of detailed information about net deferred tax asset

	2024	2023
	US$(000)	US$(000)

Deferred income tax asset, net	91,677	131,863
Deferred income tax liability, net	(43,064)	(30,414)

	48,613	101,449

Schedule of detailed information about provision for income taxes
(c)	The following is the composition of the provision for income taxes shown in the consolidated statement of income for the years 2024, 2023 and 2022:

	2024	2023	2022
	US$(000)	US$(000)	US$(000)

Income tax expense
Current	(88,485)	(63,782)	(12,091)
Deferred	(53,203)	26,193	15,449
	(141,688)	(37,589)	3,358
Mining Royalties and Special Mining Tax
Current	(14,631)	(5,524)	(3,542)
Deferred	155	119	143
	(14,476)	(5,405)	(3,399)

Total income tax	(156,164)	(42,994)	(41)

Schedule of reconciliation of accounting profit multiplied by applicable tax rates
(d)	Below is a reconciliation of income tax expense and the accounting profit before income tax multiplied by the statutory tax rate for the years 2024, 2023 and 2022:

	2024	2023	2022
	US$(000)	US$(000)	US$(000)

Profit before income tax	573,449	82,524	124,429
Profit (loss) from discontinued operations before income tax	(1,022)	(6,848)	564,708

Profit before income tax	572,427	75,676	689,137

Theoretical income tax expense	(168,866)	(22,324)	(203,295)

Permanent items and others:
Share in the results of associates and joint venture (e)	56,005	44,906	52,000
Effect of translation into U.S. dollars	(7,794)	11,222	20,153
Exchange rate effect of permanent items	(7,463)	(15,821)	(14,051)
Liability related to the tax claim of the years 2009-2010, note 31(d)	—	(20,075)	—
Other claim penalties	(430)	—	—
Non-deductible work-in-process write – off	—	—	(4,839)
Income tax from previous years	(2,328)	—	(1,982)
Mining royalties and special mining tax	(1,240)	(554)	(837)
Investment in associate available for sale	—	—	83,192
Non-deductible expenses	58	10,928	(13,144)
Non-deductible deferred tax for striping cost	(6,289)	—	—
Income tax (expense) benefit	(138,347)	8,282	(82,803)
Higher income tax paid by order of the Tax Administration for the year 2014	(3,823)	—	—
Income tax of tax claim, note 31(d)	—	(45,126)	—
Mining Royalties and Special Mining Tax	(13,994)	(6,150)	(3,399)
Total income tax expense	(156,164)	(42,994)	(86,202)

Income tax from continuing operations	(156,164)	(42,994)	(41)
Income tax from discontinued operations	—	—	(86,161)
	(156,164)	(42,994)	(86,202)